LONG TERM DEBT (Details Narrative)	1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Apr. 27, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Debt instrument, Maturity date	Dec. 31, 2023		Jan. 31, 2023
Interest rate	6.00%		6.00%
Promissory note, principal amount	$ 745,438		$ 439,990			$ 926,768
Unpaid principal amount					$ 675,199	926,768
Rights of use assets					$ 14,377	196,299	$ 0
Operating lease liability						$ 225,055
Lease area | ft²					18,000	18,000
Lease monthly payment				$ 14,377	$ 14,377	$ 14,377
PayCheck Protection Program [Member]
Loan amount, first draw		$ 198,750
Loan amount, second draw		198,750
Total Aggregate amount of loan		$ 397,500
Lease Agreement [Member] | January 1, 2020 [Member]
Lease area | ft²					18,000
Lease monthly payment					$ 14,377